Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Stock [Member]	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	NCI
Beginning Balance at Dec. 31, 2022	$ 11,441	$ 7,762	$ 1,422	$ 81	$ 578	$ 1,584	$ 14
Net income of Emera Inc.	1,045	0	0	0	0	1,044	1
Other comprehensive income (loss), net of tax expense/recovery	(273)	0	0	0	(273)	0	0
Dividends declared on preferred stock (note 29)	(66)	0	0	0	0	(66)	0
Dividends declared on common stock	(759)	0	0	0	0	(759)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	397	397	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	272	272	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	32	31	0	1	0	0	0
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2023	12,088	8,462	1,422	82	305	1,803	14
Net income of Emera Inc.	568	0	0	0	0	567	1
Other comprehensive income (loss), net of tax expense/recovery	956	0	0	0	956	0	0
Dividends declared on preferred stock (note 29)	(73)	0	0	0	0	(73)	0
Dividends declared on common stock	(829)	0	0	0	0	(829)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	261	261	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	291	291	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	30	28	0	2	0	0	0
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2024	$ 13,291	$ 9,042	$ 1,422	$ 84	$ 1,261	$ 1,468	$ 14